Financial Instruments and Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 3 [Member] | Preferred stock warrant liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities		$ 3	$ 6	$ 14
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	$ 34,195	79,986	168,242
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	1	3	6
Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	17,733	39,905	49,733
Fair Value, Recurring [Member] | U.S. Treasuries [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	16,462	40,081	118,509
Fair Value, Recurring [Member] | Preferred stock warrant liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	1	3	6
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	17,733	39,905	49,733
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	17,733	39,905	49,733
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. Treasuries [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Preferred stock warrant liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	16,462	40,081	118,509
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. Treasuries [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	16,462	40,081	118,509
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Preferred stock warrant liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	1	3	6
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. Treasuries [Member]
Assets, Fair Value Disclosure [Abstract]
Assets	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Preferred stock warrant liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities	$ 1	$ 3	$ 6